Goodwill and intangible assets (Details 2) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 61,747	$ 62,320
Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	31,571	31,630
Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	10,993	10,774
Operating segments [member] | Alcon
Disclosure of detailed information about intangible assets [line items]
Net book value	16,176	16,914
Operating segments [member] | Corporate
Disclosure of detailed information about intangible assets [line items]
Net book value	3,007	3,002
Goodwill
Disclosure of detailed information about intangible assets [line items]
Net book value	31,750	30,980
Goodwill | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	15,237	15,010
Goodwill | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	8,210	7,669
Goodwill | Operating segments [member] | Alcon
Disclosure of detailed information about intangible assets [line items]
Net book value	8,295	8,293
Goodwill | Operating segments [member] | Corporate
Disclosure of detailed information about intangible assets [line items]
Net book value	8	8
Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Net book value	29,997	31,340
Intangible Assets other than Goodwill | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	16,334	16,620
Intangible Assets other than Goodwill | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	2,783	3,105
Intangible Assets other than Goodwill | Operating segments [member] | Alcon
Disclosure of detailed information about intangible assets [line items]
Net book value	7,881	8,621
Intangible Assets other than Goodwill | Operating segments [member] | Corporate
Disclosure of detailed information about intangible assets [line items]
Net book value	2,999	2,994
Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Net book value	5,292	4,264
Acquired research and development [member] | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	4,368	3,512
Acquired research and development [member] | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	625	613
Acquired research and development [member] | Operating segments [member] | Alcon
Disclosure of detailed information about intangible assets [line items]
Net book value	291	139
Acquired research and development [member] | Operating segments [member] | Corporate
Disclosure of detailed information about intangible assets [line items]
Net book value	8
Alcon brand name [member]
Disclosure of detailed information about intangible assets [line items]
Net book value	2,980	2,980
Alcon brand name [member] | Operating segments [member] | Corporate
Disclosure of detailed information about intangible assets [line items]
Net book value	2,980	2,980
Technologies
Disclosure of detailed information about intangible assets [line items]
Net book value	2,370	2,911
Technologies | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	9	11
Technologies | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	539	563
Technologies | Operating segments [member] | Alcon
Disclosure of detailed information about intangible assets [line items]
Net book value	1,822	2,337
Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Net book value	14,474	16,144
Currently marketed products | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	11,604	12,821
Currently marketed products | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	1,589	1,904
Currently marketed products | Operating segments [member] | Alcon
Disclosure of detailed information about intangible assets [line items]
Net book value	1,281	1,419
Marketing know-how
Disclosure of detailed information about intangible assets [line items]
Net book value	4,292	4,530
Marketing know-how | Operating segments [member] | Alcon
Disclosure of detailed information about intangible assets [line items]
Net book value	4,292	4,530
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Net book value	589	511
Other intangible assets | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	353	276
Other intangible assets | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	30	25
Other intangible assets | Operating segments [member] | Alcon
Disclosure of detailed information about intangible assets [line items]
Net book value	195	196
Other intangible assets | Operating segments [member] | Corporate
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 11	$ 14